Equity	12 Months Ended
Dec. 31, 2021
EQUITY
Equity

5.22	Equity

The ordinary shares and convertible preferred shares are classified as equity.

Number of shares	As at December 31,
	2021	2020
Ordinary shares issued (€0.15 par value per share)	105,190,223	90,950,048
Convertible preferred shares registered	48,862	20,514
Total shares issued	105,239,085	90,970,562
Less Treasury shares	(124,322)	(146,322)
Outstanding shares	105,114,763	90,824,240

Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, if any, from the proceeds.

When the Company purchases its own equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes, if any) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or otherwise disposed of. In cases where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and related income tax effects is included in equity attributable to the Company’s equity holders.

The profit or loss for the year is fully included in net result, while other comprehensive income solely affects retained earnings and other reserves.

In January 2021, 790,075 stock options (of which 363,050 were granted from ESOP 2016 and 427,025 from ESOP 2017) were exercised, which resulted in an increase in ordinary shares.

In May 2021, the Company announced the closing of its global offering to specified categories of investors of an aggregate of 8,145,176 new ordinary shares, after full exercise of the overallotment option granted to the underwriters (the “Option”), consisting of a public offering of 2,850,088 American Depositary Shares (“ADSs”), each representing two ordinary shares, in the United States at an offering price of $26.41 per ADS (the “U.S. Offering”), and a concurrent private placement of 2,445,000 ordinary shares in Europe (including in France) and other countries outside of the United States at the corresponding offering price of €11.00 per ordinary share (the “European Private Placement”, and, together with the U.S. Offering, the “Global Offering”). Aggregate gross proceeds of the Global Offering, after full exercise of the Option, before deducting underwriting commissions and estimated expenses payable by the Company, were approximately $107.6 million (€89.6 million). The cost of equity transactions in the amount of €6.8 million, which were directly attributable to the issue of new shares, are shown in equity as a deduction, net of tax, if any, from the proceeds.

In November 2021, the Company announced the closing of its global offering to specified categories of investors of an aggregate of 5,175,000 new ordinary shares, after full exercise of the overallotment option granted to the underwriters (the “Option”), consisting of a public offering of 354,060 American Depositary Shares (“ADSs”), each representing two ordinary shares, in the United States at an offering price of $39.42 per ADS (the “U.S. Offering”), and a concurrent private placement of 4,466,880 ordinary shares in Europe (including France) and other countries outside of the United States at the corresponding offering price of €17.00 per ordinary share (the “European Private Placement”, and, together with the U.S. Offering, the “Global Offering”). Aggregate gross proceeds of the Global Offering, after full exercise of the Option and before deducting underwriting commissions and estimated expenses payable by the Company, were approximately $102.0 million (€88.0 million). The cost of equity transactions in the amount of €6.7 million, which were directly attributable to the issue of new shares, are shown in equity as a deduction, net of tax, if any, from the proceeds.

Conditional and authorized capital

As at December 31, 2021, the Company had 6,572,937 shares of conditional capital in connection with (see Note 5.23):

+	the possible exercise of existing stock options;

+	the possible exercise of existing equity warrants (BSAs);

+	the possible final grant of existing Free Ordinary Shares;

+	the possible final grant and conversion of existing Free Convertible Preferred Shares;

Pursuant to resolution No. 21 of the Combined General Meeting held on June 23, 2021, the maximum aggregate amount of capital increases that may be carried out, with immediate effect or in the future, under resolutions 13 to 20 of said Meeting, may not exceed €5,175 million, it being specified that to this maximum aggregate amount will be added the additional nominal amount of shares or securities to be issued in accordance with applicable legal or regulatory provisions and, if applicable, with contractual provisions providing for other forms of adjustment, in order to preserve the rights of the holders of securities or other rights giving immediate and/or future access to the capital of the Company.

5.22.1	Other reserves

€ in thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
Balance as at January 1, 2020	52,820	(4,836)	(1,112)	8,357	(9,474)	45,756
Currency translation differences	—	2,438	—	—	—	2,438
Defined benefit plan actuarial losses	—	(78)	—	—	—	(78)
Share-based compensation expense:
- value of services	—	—	—	4,012	—	4,012
Purchase/sale of treasury shares	—	—	215	—	—	215
Balance as at December 31, 2020	52,820	(2,474)	(898)	12,368	(9,474)	52,342

€ in thousand	Other regulated reserves	Other comprehensive income	Treasury shares	Capital from Share-based compensation	Other revenue reserves	Total
Balance as at January 1, 2021	52,820	(2,474)	(898)	12,368	(9,474)	52,342
Currency translation differences	—	(2,877)	—	—	—	(2,877)
Defined benefit plan actuarial gains	—	205	—	—	—	205
Share-based compensation expense:
- value of services	—	—	—	2,632	—	2,632
Purchase/sale of treasury shares	—	—	253		(43)	209
Balance as at December 31, 2021	52,820	(5,146)	(645)	15,000	(9,517)	52,512

Regulated non-distributable reserve relates to a mandatory legal reserve from the merger with Intercell AG.

The Company did not obtain a dividend from its subsidiaries or associates nor paid a dividend to its shareholders in 2021 and 2020.